Leases (Tables)	12 Months Ended
Apr. 30, 2022
Presentation Of Leases For Lessee [Abstract]
Summary of Reconciliation of Changes in Lease Liabilities and Assets	The following is a reconciliation of the changes in the lease liabilities and assets:

	Starcore	Bernal	Total
Lease balance, April 30, 2020	$269	$1,431	$1,700
Lease accretion	20	85	105
Payments	(66)	(658)	(724)
Foreign exchange	—	(134)	(134)
Long term lease liabilities, April 30, 2021	223	724	947
Lease accretion	16	65	81
Lease additions	—	440	440
Payments	(66)	(545)	(611)
Foreign exchange	—	41	41
Long term lease liabilities, April 30, 2022	$173	$725	$898

		April 30, 2022	April 30, 2021
Current		$636.00	$447.00
Non-Current		$262.00	$500.00
Total		$898.00	$947.00

	Office	Mining Equipment	Total
Lease asset, April 30, 2020	$260	$1,584	$1,844
Amortization	(52)	(667)	(719)
Foreign exchange	$—	(146)	(146)
Lease asset, April 30, 2021	208	771	979
Amortization	(52)	(595)	(647)
Additions	—	518	518
Foreign exchange	—	44	44
Lease asset, April 30, 2022	$156	$738	$894